Cost Method Investment (Details) - Iluminar Lighting LLC [Member]	Apr. 11, 2023 USD ($) shares
Cost Method Investment (Details) [Line Items]
Accounts receivable | $	$ 1,000,000
Shares of iluminar | shares	1,033,333
Outstanding shares	10.00%